Insurance contracts and private pension (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	R$ 214,976	R$ 221,000
Additions arising from premiums / contributions	17,886	14,782
Deferral due to elapsed risk	(5,485)	(4,563)
Payment of claims / benefits	(1,971)	(1,971)
Reported claims	1,477	1,534
Redemptions	(15,127)	(16,872)
Net Portability	1,962	(3,417)
Adjustment of reserves and financial surplus	21,601	5,023
Other (increase / reversal)	(169)	(544)
Corporate Reorganization		4
Closing balance	235,150	214,976
Insurance [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,883	3,303
Additions arising from premiums / contributions	6,254	5,106
Deferral due to elapsed risk	(5,485)	(4,563)
Payment of claims / benefits	(1,506)	(1,598)
Reported claims	1,477	1,534
Adjustment of reserves and financial surplus	10	14
Other (increase / reversal)	50	83
Corporate Reorganization		4
Closing balance	4,683	3,883
Private Pension [Member]
IfrsStatementLineItems [Line Items]
Opening balance	211,093	217,697
Additions arising from premiums / contributions	11,632	9,676
Payment of claims / benefits	(465)	(373)
Redemptions	(15,127)	(16,872)
Net Portability	1,962	(3,417)
Adjustment of reserves and financial surplus	21,591	5,009
Other (increase / reversal)	(219)	(627)
Closing balance	230,467	211,093
Insurance One [Member]
IfrsStatementLineItems [Line Items]
Opening balance	R$ 3,883
Closing balance		R$ 3,883